Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss For The Year	$ (1,125)	$ (3,097)	$ (1,306)
Expected income tax (recovery)	(304)	(836)	(353)
Change in statutory, foreign tax,foreign exchangerates and other	131	(178)	102
Permanent Differences	105	146	(155)
Share issue cost	(7)	(3)	0
Adjustment to prior years provision versus statutory tax retums	(140)	476	864
Change in unrecognized deductible temporary differences	215	395	941
Total income tax expense(recovery)	0	0	1,399
Current income tax	0	0	0
Deferred tax expense	$ 0	$ 0	$ 1,399